BALANCE SHEETS (As Restated) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 3,873,865	$ 2,238,275
Prepaid Income Taxes		27,140
Prepaid expenses	94,299	275,525
Total Current Assets	3,968,164	2,540,940
Cash and marketable securities held in Trust Account	696,957,196	695,295,418
TOTAL ASSETS	700,925,360	697,836,358
Current liabilities
Current Liabilities Accounts payable and accrued expenses	635,483	257,466
Income tax payable	95,302
Convertible promissory note-related party	3,104,359
Total Current Liabilities	3,835,144	257,466
Deferred income tax payable	976	9,657
Deferred underwriting fee payable	21,371,000	21,371,000
Derivative Liability	128,339,190	56,360,000
Total Liabilities	153,546,310	77,998,123
Commitments and Contingencies
Class A Common stock subject to possible redemption, 53,712,502 and 61,025,925 shares at redemption value as of December 31, 2020 and 2019, respectively	542,379,040	614,838,229
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	92,138,533	19,680,076
Accumulated deficit	(87,141,777)	(14,682,592)
Total Stockholders' Equity	5,000,010	5,000,006
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	700,925,360	697,836,358
Class A Common Stock [Member]
Stockholders' Equity
Common stock value	1,529	797
Total Stockholders' Equity	1,529	797
Class B Common Stock [Member]
Stockholders' Equity
Common stock value	1,725	1,725
Total Stockholders' Equity	$ 1,725	$ 1,725